Supplementary Financial Information (Summarized Financial Information for Consolidated VIE) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 9	$ 10	$ 11
Accounts receivable – net	1,149	884	738
Assets	35,554	33,038	30,633
Accounts payable	35	45	24
Accrued interest	167	97	89
Long-term debt	500	100	882
Liabilities	21,495	19,576	18,045
Regulatory Liability, Noncurrent	2,988	$ 3,014	$ 2,876
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	2
Accounts receivable – net	776
Income tax receivable	2
Assets	780
Accounts payable	2
Accrued interest	3
Long-term debt	498
Liabilities	503
Outstanding	500
Regulatory Liability, Noncurrent	$ 2